========================
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                                                       ========================
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                                                       hours per response: 19.3
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09000
                                   ---------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


3100 Tower Boulevard, Suite 700       Durham, North Carolina      27707
--------------------------------------------------------------------------------
          (Address of principal executive offices)              (Zip code)

                               Larry D. Coats, Jr.

Oak Value Capital Management, Inc. 3100 Tower Blvd., Suite 700 Durham, NC 27707
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900
                                                    ----------------------------

Date of fiscal year end:         June 30, 2004
                         -----------------------------

Date of reporting period:        December 31, 2003
                          -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2003


                                  (UNAUDITED)




                               [GRAPHIC OMITTED]

                                 OAK VALUE FUND










                              WWW.OAKVALUEFUND.COM

LETTER TO SHAREHOLDERS                                             February 2004
--------------------------------------------------------------------------------
Dear Fellow Oak Value Fund Shareholders:

We have in the past used pages within this space of the Oak Value Fund Annual and Semi-Annual Reports to shareholders to provide a communication forum about the Oak Value Fund's investment philosophy, process, implementation and outcomes that we believe superceded mandated reporting requirements and industry practice for investment companies. While we take pride in our reputation and achievements in this context, from time to time, we evaluate our shareholder communications in light of our duty to communicate about the Oak Value Fund ("Fund") assets entrusted to us, a responsibility we take seriously.


In an important development, new regulations related to the Sarbanes-Oxley Act of 2002 require a mutual fund's principal executive and financial officers to certify the entire contents of required shareholder reports in a filing with the Securities and Exchange Commission. This certification covers a fund's financial statements, and includes the investment advisers' comments and subjective opinions if they are attached to or are a part of the financial statements. We continue to believe that shareholders will be better informed if they are provided comments that go beyond objective information and include the presentation of the investment advisers' insight. However, we find our past practice in this regard impractical with respect to consistency with the new certification requirements.

In our view, we can best continue our established pattern of in depth communications about the Fund's periodic investment context and performance, and our portfolio review and outlook in a format that is separate from communications designed to fulfill legal and regulatory compliance obligations. We will continue of course to provide all required shareholder communications. As such, the selected financial information which follows below, and in future Annual and Semi-Annual Reports, will be focused on providing relevant objective facts and associated comments, including and largely limited to those that are proscribed by industry regulations.

We take pride in our reputation and achievements in the realm of shareholder communications. Therefore, we invite you to review the inaugural issue of the Oak Value Fund "Investment Adviser's Review," available on the Fund's website at www.oakvaluefund.com. We plan in this new format to continue to work toward the goal of providing meaningful comments that go beyond purely objective information and which include the presentation of the investment advisers' opinions and insights, presented in a thoughtful format designed to inform, educate, and occasionally entertain. We note that the content in Investment Adviser's Reviews are not certified by the Fund's President or other principal officers.

We plan to produce Oak Value Fund Investment Adviser's Reviews on a periodic basis (at least semi-annually) and to make them available to shareholders via the Fund's website (www.oakvaluefund.com), via email, or in hardcopy format within the same general time frame as we have historically delivered the Semi-Annual and Annual Reports. To receive email notifications of website postings, please sign up for Oak Value Fund email at www.oakvaluefund.com/mail.htm which will help ensure your earliest notification and access to future Investment Advisers' Reviews. Hard copies of Fund communications are also available upon request by contacting us at 800-680-4199 or info@oakvalue.com. We trust that you understand our motivations for the communication changes, appreciate the enhancements, and that you find the outcome interesting and informative. We welcome your feedback and thank you for your continued support.

Sincerely yours,

/s/ David R. Carr             /s/ Larry D. Coats, Jr.      /s/ Matthew F. Sauer

David R. Carr                 Larry D. Coats, Jr.          Matthew F. Sauer
Jr., Co-Manager               Co-Manager                   Co-Manager

==================================================================================================
                                         TOP TEN HOLDINGS
                                       As of December 31, 2003
==================================================================================================
  COMPANY                  PRIMARY BUSINESS                                SECTOR CLASSIFICATION
--------------------------------------------------------------------------------------------------
  Ambac Financial Group    Financial Guarantee Insurance                   Financials
--------------------------------------------------------------------------------------------------
  Berkshire Hathaway       Reinsurance & Capital Allocation                Financials
--------------------------------------------------------------------------------------------------
  Cendant                  Travel, Hospitality & Mortgage Finance          Industrials
--------------------------------------------------------------------------------------------------
  Comcast                  Entertainment & Information Services            Consumer Discretionary
--------------------------------------------------------------------------------------------------
  Constellation Brands     Wine, Beer & Spirits Production/Distribution    Consumer Staples
--------------------------------------------------------------------------------------------------
  Dow Jones                Newspaper Publishing & Information              Consumer Discretionary
--------------------------------------------------------------------------------------------------
  E.W. Scripps             Entertainment & Information/Media               Consumer Discretionary
--------------------------------------------------------------------------------------------------
  Time Warner              Entertainment & Information/Media               Consumer Discretionary
--------------------------------------------------------------------------------------------------
  XL Capital               Property & Casualty Insurance/Reinsurance       Financials
--------------------------------------------------------------------------------------------------
  Zale                     Fine Jewelry Retailing                          Consumer Discretionary
--------------------------------------------------------------------------------------------------



==================================================================================================
                          JULY 1 - DECEMBER 31, 2003 PURCHASE/SALE ACTIVITY
  POSITION                 PRIMARY BUSINESS                                SECTOR CLASSIFICATION
==================================================================================================
  PURCHASED:
--------------------------------------------------------------------------------------------------
  Cadbury Schweppes         Soft Drinks and Confections                    Consumer Staples
--------------------------------------------------------------------------------------------------
  PURCHASED:
--------------------------------------------------------------------------------------------------
  Cox Communications        Cable TV & Communications Services             Consumer Discretionary
--------------------------------------------------------------------------------------------------
  SOLD: Diebold             Electronic Transaction Machinery               Information Technology
--------------------------------------------------------------------------------------------------
  SOLD:Medco Health Systems Pharmacy Benefits Management                   Information Technology
--------------------------------------------------------------------------------------------------
  SOLD: Waters              High-Performance Analytical Instruments        Information Technology
--------------------------------------------------------------------------------------------------

OAK VALUE FUND
PERFORMANCE INFORMATION
================================================================================
           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
             IN THE OAK VALUE FUND AND STANDARD & POOR'S 500 INDEX


[GRAPHIC OMITTED]

             S&P 500 INDEX:                         OAK VALUE FUND:
       ----------------------------                 ---------------

                  QTRLY                                    QTRLY
      DATE       RETURN     BALANCE           DATE        RETURN    BALANCE
      ----       ------     -------           ----        ------    -------
    12/31/93                 10,000         12/31/93                 10,000
    06/30/94     -3.39%       9,661         06/30/94      -3.17%      9,683
    12/31/94      4.87%      10,132         12/31/94       1.71%      9,849
    06/30/95     20.21%      12,180         06/30/95      10.92%     10,924
    12/31/95     14.45%      13,940         12/31/95      16.15%     12,689
    06/30/96     10.10%      15,347         06/30/96      11.10%     14,097
    12/31/96     11.68%      17,140         12/31/96      16.10%     16,367
    06/30/97     20.61%      20,672         06/30/97      20.24%     19,680
    12/31/97     10.58%      22,859         12/31/97      14.52%     22,538
    06/30/98     17.71%      26,908         06/30/98      17.49%     26,480
    12/31/98      9.23%      29,392         12/31/98       1.22%     26,803
    06/30/99     12.38%      33,031         06/30/99       5.51%     28,280
    12/31/99      7.71%      35,576         12/31/99      -8.18%     25,966
    06/30/00     -0.42%      35,426         06/30/00       0.30%     26,044
    12/31/00     -8.72%      32,337         12/31/00      17.82%     30,684
    06/30/01     -6.70%      30,172         06/30/01       4.67%     32,118
    12/31/01     -5.56%      28,494         12/31/01      -4.92%     30,539
    06/30/02    -13.16%      24,744         06/30/02     -12.51%     26,719
    12/31/02    -10.30%      22,197         12/31/02     -13.52%     23,106
    06/30/03     11.76%      24,807         06/30/03      18.70%     27,427
    12/31/03     15.15%      28,564         12/31/03      11.30%     30,525

--------------------------------------
         OAK VALUE FUND
   AVERAGE ANNUAL TOTAL RETURNS(A)
     AS OF DECEMBER 31, 2003

   1 YEAR    5 YEARS    10 YEARS
   32.11%     2.64%       11.81%
--------------------------------------

Past performance is not predictive of future performance.

-----------------------------------------------------------------------------------------------------------------------------------
                                                   CUMULATIVE TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        SINCE
                CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR   INCEPTION*
                  1993*    1994     1995    1996      1997     1998     1999     2000     2001     2002     2003  (AS OF 12/31/03)
-----------------------------------------------------------------------------------------------------------------------------------
Oak Value Fund   22.04%   -1.54%   28.89%   28.99%   37.70%   18.93%   -3.12%   18.17%   -0.47%   -24.34%   32.11%      272.56%
S&P 500 Index     9.60%    1.32%   37.58%   22.96%   33.36%   28.58%   21.04%   -9.12%  -11.90%   -22.10%   28.69%      213.06%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           FOR THE PERIODS ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SINCE
                                                           ONE YEAR     THREE YEARS    FIVE YEARS    TEN YEARS     INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------------
Oak Value Fund..........................................    32.11%        -0.17%         2.64%         11.81%        12.76%
S&P 500 Index...........................................    28.69%        -4.05%        -0.57%         11.07%        10.98%
-----------------------------------------------------------------------------------------------------------------------------------

*    Inception date of the Oak Value Fund was January 18, 1993.

(A)  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

OAK VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
  At cost ....................................................   $  176,335,806
                                                                 ==============
  At market value (Note 1) ...................................   $  245,345,130
Cash .........................................................          180,483
Receivable for capital shares sold ...........................          236,106
Receivable for investment securities sold ....................        4,472,572
Dividends receivable .........................................          132,865
Other assets .................................................           34,079
                                                                 --------------
  TOTAL ASSETS ...............................................      250,401,235
                                                                 --------------

LIABILITIES
Payable for capital shares redeemed ..........................          443,376
Accrued investment advisory fees (Note 3) ....................          189,403
Payable to affiliate .........................................           25,800
Other accrued expenses .......................................           46,128
                                                                 --------------
         TOTAL LIABILITIES ...................................          704,707
                                                                 --------------

NET ASSETS ...................................................   $  249,696,528
                                                                 ==============


Net assets consist of:
Paid-in capital ..............................................   $  200,166,594
Accumulated net investment loss ..............................         (855,698)
Accumulated net realized losses from security transactions ...      (18,623,692)
Net unrealized appreciation on investments ...................       69,009,324
                                                                 --------------
Net assets ...................................................   $  249,696,528
                                                                 ==============

Shares of beneficial interest outstanding (unlimited
 number of shares authorized, no par value) ..................        8,771,961
                                                                 ==============


Net asset value, offering price and redemption price
 per share (Note 1) ..........................................   $        28.47
                                                                 ==============


See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends ..................................................   $      816,494
  Interest ...................................................           28,257
                                                                 --------------
     TOTAL INVESTMENT INCOME .................................          844,751
                                                                 --------------
EXPENSES
  Investment advisory fees (Note 3) ..........................        1,203,236
  Shareholder services and transfer
   agent fees (Note 3) .......................................          112,889
  Administration fees (Note 3) ...............................           98,595
  Professional fees ..........................................           58,552
  Postage and supplies .......................................           57,568
  Trustees' fees and expenses ................................           46,841
  Fund accounting fees (Note 3) ..............................           25,359
  Custodian fees .............................................           16,681
  Proxy expense ..............................................           14,620
  Printing fees ..............................................           10,274
  Insurance expense ..........................................            6,667
  Registration fees ..........................................            5,210
  Other expenses .............................................           43,957
                                                                 --------------
     TOTAL EXPENSES ..........................................        1,700,449
                                                                 --------------

NET INVESTMENT LOSS ..........................................         (855,698)
                                                                 --------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized losses from security transactions .............       (9,014,078)
  Net change in unrealized appreciation/depreciation
   on investments ............................................       37,024,810
                                                                 --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .............       28,010,732
                                                                 --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................   $   27,155,034
                                                                 ==============


See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED           YEAR
                                                    DECEMBER 31,       ENDED
                                                        2003          JUNE 30,
                                                     (UNAUDITED)        2003
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ..........................   $   (855,698)   $   (762,312)
  Net realized losses from security transactions     (9,014,078)     (8,599,400)
  Net change in unrealized appreciation/
   depreciation on investments .................     37,024,810      12,178,162
                                                   ------------    ------------
  Net increase in net assets from operations ...     27,155,034       2,816,450
                                                   ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ....................     46,555,182     101,301,189
  Cost of shares redeemed ......................    (96,595,251)   (111,271,746)
                                                   ------------    ------------
  Net decrease in net assets from capital share
   transactions ................................    (50,040,069)     (9,970,557)
                                                   ------------    ------------

NET DECREASE IN NET ASSETS .....................    (22,885,035)     (7,154,107)

NET ASSETS
  Beginning of period ..........................    272,581,563     279,735,670
                                                   ------------    ------------
  End of period ................................   $249,696,528    $272,581,563
                                                   ============    ============

ACCUMULATED NET INVESTMENT LOSS ................   $   (855,698)   $       --
                                                   ============    ============


SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ..................................      1,780,674       4,427,573
  Shares redeemed ..............................     (3,663,297)     (5,000,009)
                                                   ------------    ------------
  Net decrease in shares outstanding ...........     (1,882,623)       (572,436)
  Shares outstanding, beginning of period ......     10,654,584      11,227,020
                                                   ------------    ------------
  Shares outstanding, end of period ............      8,771,961      10,654,584
                                                   ============    ============


See accompanying notes to financial statements.


OAK VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================
                                            SIX MONTHS
                                                ENDED      YEAR     YEAR      YEAR      YEAR     YEAR
                                             DECEMBER 31,  ENDED    ENDED     ENDED     ENDED    ENDED
                                                 2003     JUNE 30, JUNE 30,  JUNE 30,  JUNE 30, JUNE 30,
                                             (UNAUDITED)   2003      2002     2001      2000     1999
-----------------------------------------------------------------------------------------------------------
Net asset value beginning of period .....    $  25.58  $  24.92  $  30.74  $  25.13  $  27.96  $  27.04
                                             --------  --------  --------  --------  --------  --------

Income (loss) from investment operations:
  Net investment income (loss) ..........       (0.10)    (0.07)    (0.10)    (0.03)     0.11      0.07
  Net realized and unrealized gains
     (losses) on investments ............        2.99      0.73     (5.05)     5.88     (1.48)     1.76
                                             --------  --------  --------  --------  --------  --------
Total from investment operations ........        2.89      0.66     (5.15)     5.85     (1.37)     1.83
                                             --------  --------  --------  --------  --------  --------

Less distributions:
  From net investment income ............         --        --        --        --      (0.11)    (0.07)
  From net realized gains from
     security transactions ..............         --        --      (0.67)    (0.24)    (1.30)    (0.81)
  In excess of net realized gains .......         --        --        --        --      (0.05)    (0.03)
                                             --------  --------  --------  --------  --------  --------
Total distributions .....................         --        --      (0.67)    (0.24)    (1.46)    (0.91)
                                             --------  --------  --------  --------  --------  --------

Net asset value at end of period ........    $  28.47  $  25.58  $  24.92  $  30.74  $  25.13  $  27.96
                                             ========  ========  ========  ========   =======  ========


Total return ............................    11.30%(a)     2.65%  (16.81%)     0.23    (7.91%)     6.80%
                                             ========  ========  ========  ========   =======  ========


Net assets at end of period (000's) .....    $249,697  $272,582  $279,736$  346,405  $280,833  $624,773
                                             ========  ========  ========  ========   =======  ========

Ratio of net expenses to average
  net assets(b) .........................     1.27%(c)     1.36%     1.23%     1.22%     1.13%     1.10%

Ratio of net investment income
  (loss) to average net assets ..........   (0.64%)(c)   (0.33%)   (0.36%)   (0.12%)     0.28%     0.27%

Portfolio turnover rate .................       25%(c)       28%       63%       52%       22%       38%

(a)  Not annualized.
(b) Absent the use of earnings credits on cash balances, the ratios of expenses to average net assets would have been 1.24%, 1.23% and 1.14% for the years ended June 30, 2002, June 30, 2001 and June 30, 2000.
(c)  Annualized.

See accompanying notes to financial statements.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS -- 96.5%                                   VALUE
--------------------------------------------------------------------------------
              CONSUMER RELATED -- 16.6%
    191,625   Cadbury Schweppes PLC - ADR ........................$   5,727,671
    396,500   Constellation Brands, Inc. - Class A (a) ...........   13,056,745
    243,150   Ross Stores, Inc. ..................................    6,426,455
    306,875   Zale Corp. (a) .....................................   16,325,750
                                                                    -----------
                                                                     41,536,621
                                                                    -----------
              DIVERSIFIED -- 16.2%
        115   Berkshire Hathaway, Inc. - Class A (a) .............    9,688,750
      6,209   Berkshire Hathaway, Inc. - Class B (a) .............   17,478,335
    595,150   Cendant Corp. (a) ..................................   13,253,990
                                                                    -----------
                                                                     40,421,075
                                                                    -----------
              FINANCE RELATED -- 12.2%
    182,725   Ambac Financial Group, Inc. ........................   12,679,288
    189,600   Certegy, Inc. (a) ..................................    6,218,880
    471,175   Equifax, Inc. ......................................   11,543,787
                                                                    -----------
                                                                     30,441,955
                                                                    -----------
              HEALTHCARE -- 2.9%
    158,605   Merck & Co., Inc. ..................................    7,327,551
                                                                    -----------

              INSURANCE -- 12.5%
    202,975   AFLAC, Inc. ........................................    7,343,635
    200,000   PartnerRe, Ltd. ....................................   11,610,000
    156,575   XL Capital Ltd. - Class A ..........................   12,142,391
                                                                    -----------
                                                                     31,096,026
                                                                    -----------
              MARKETING SERVICES -- 1.5%
    240,475   Interpublic Group Cos., Inc. .......................    3,751,410
                                                                    -----------

              MEDIA -- 16.9%
    239,125   Dow Jones & Co., Inc. ..............................   11,920,381
    128,985   E.W. Scripps Co. (The) - Class A ...................   12,142,648
    812,425   Time Warner, Inc. (a) ..............................   14,615,526
    150,000   Walt Disney Co. (The) ..............................    3,499,500
                                                                    -----------
                                                                     42,178,055
                                                                    -----------
              TECHNOLOGY -- 6.6%
    308,075   Hewlett-Packard Co. ................................    7,076,483
    375,700   IMS Health, Inc. ...................................    9,339,902
                                                                    -----------
                                                                     16,416,385
                                                                    -----------
              TELECOMMUNICATIONS -- 11.1%
  1,105,400   Charter Communications, Inc. - Class A (a) .........    4,443,708
    551,975   Comcast Corp. - Class A Special (a) ................   17,265,778
    176,650   Cox Communications, Inc. - Class A (a) .............    6,085,593
                                                                    -----------
                                                                     27,795,079
                                                                    -----------

              TOTAL COMMON STOCKS (Cost $171,954,833) ............$ 240,964,157
                                                                  -------------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
   SHARES     CASH EQUIVALENTS -- 1.8%                                 VALUE
--------------------------------------------------------------------------------
 4,380,973    First American Government Obligations Fund - Class S
              (Cost $4,380,973)...................................$   4,380,973
                                                                    -----------

              TOTAL INVESTMENTS AT VALUE -- 98.3%
              (Cost $176,335,806).................................$ 245,345,130

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.7%........    4,351,398
                                                                    -----------

              NET ASSETS-- 100.0%.................................$ 249,696,528
                                                                  =============


 (a) Non-income producing security.

 See accompanying notes to financial statements.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)
================================================================================
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Oak Value Fund (the "Fund") is a diversified series of shares of Oak Value Trust (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), was organized as a Massachusetts business trust on March 3, 1995. The Fund began operations on January 18, 1993 as a series of the Albemarle Investment Trust.

The Fund's investment objective is to seek capital appreciation primarily through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks traded in domestic and foreign markets.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amotized cost value, absent unusual circumstances.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements from financial institutions such as banks and broker-dealers that the Trust's investment adviser deems creditworthy under the guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States (GAAP). These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. There were no distributions during the periods ended December 31, 2003 and June 30, 2003.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2003:

--------------------------------------------------------------------------------
Cost of portfolio investments ................................    $ 176,345,842
                                                                  =============

Gross unrealized appreciation ................................    $  70,611,013
Gross unrealized depreciation ................................       (1,611,725)
                                                                  -------------
Net unrealized appreciation ..................................    $  68,999,288
                                                                  -------------
Accumulated ordinary loss ....................................         (855,698)
Capital loss carryforwards ...................................       (1,025,302)
Other losses .................................................      (17,588,354)
                                                                  -------------
Total distributable earnings .................................    $  49,529,934
                                                                  =============
--------------------------------------------------------------------------------

The difference between the Federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

As of June 30, 2003, the Fund had a capital loss carryforward of $1,025,302 which expires June 30, 2011. In addition, the Fund had net realized capital losses of $8,574,276 during the period November 1, 2002 through June 30, 2003, which are treated for federal income tax purposes as arising during the Fund's tax year ending June 30, 2004. The capital loss carryforward and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2. INVESTMENT TRANSACTIONS

During the six months ended December 31, 2003, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term
investments,   amounted  to  $31,828,548  and  $70,743,578,   respectively.

3. TRANSACTIONS WITH AFFILIATES

The Fund's  investments are managed by Oak Value Capital  Management,  Inc. (the
"Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC, the Fund's administrator, transfer agent and fund accounting services agent. Such trustees and officers receive no direct payments or fees from the Trust for serving as officers.

Under the terms of the Administration Agreement with the Trust, Ultimus provides non-investment related statistical and research data, internal regulatory
compliance   services  and  executive  and  administrative   services.   Ultimus
supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these services, the Fund pays Ultimus a fee at the annual rate of .10% of the average value of its daily net assets up to $50 million, ..075% of such assets from $50 million to $200 million and .05% of such assets in excess of $200 million, provided, however, that the minimum fee is $2,000 per month.

Under the terms of the Transfer Agency Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $16 per account, provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. Accordingly, during the six months ended December 31, 2003, Ultimus was paid $38,147 for transfer agent fees.

Under the terms of the Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains such books and records as are necessary to enable the Administrator to perform its duties. For these services, the Fund pays Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets up to $500 million and .005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

4.  BANK  LINE OF  CREDIT

The Fund has an unsecured $25,000,000 bank line of credit. Borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. As of December 31, 2003, the Fund had no outstanding borrowings under the line of credit.

OAK VALUE FUND
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
DECEMBER 15, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
On December 15, 2003, a Special Meeting of Shareholders of the Oak Value Trust (the Trust) was held (1) to approve a new Investment Advisory Agreement with Oak Value Capital Management, Inc., and (2) to elect three Trustees. The total number of shares of the Trust present in person or by proxy represented 72.4% of the shares entitled to vote at the meeting. The new Investment Advisory Agreement with Oak Value Capital Management, Inc. was approved, and all nominees for Trustee were elected.

The results of the voting for or against the approval of the new Investment Advisory Agreement with Oak Value Capital Management, Inc. were as follows:

               ----------------------------------------------------
                                NUMBER OF SHARES
               ----------------------------------------------------
                     FOR            AGAINST          ABSTAIN
               ----------------------------------------------------
                  6,508,760          45,590          100,159
               ----------------------------------------------------

The results of the voting to elect the nominees for Trustee were as follows:


                                 ----------------------------------
                                          NUMBER OF SHARES
                                 ----------------------------------
                  NOMINEE          AFFIRMATIVE   WITHHOLD AUTHORITY
               ----------------------------------------------------
               Larry D. Coats, Jr.  6,568,745          85,764
               Matthew F. Sauer     6,570,815          83,694
               Charles T. Manatt    6,579,166          75,343
               ----------------------------------------------------

                                 OAK VALUE FUND
                               INVESTMENT ADVISER
                       Oak Value Capital Management, Inc.
                        3100 Tower Boulevard, Suite 700
                          Durham, North Carolina 27707
                                 1-800-680-4199
                              www.oakvaluefund.com

                                 ADMINISTRATOR
                          Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                             155 East Broad Street
                              Columbus, Ohio 43215

                                   CUSTODIAN
                                 US Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                BOARD OF TRUSTEES
                                C. Russell Bryan
                               Larry D. Coats, Jr.
                                   John M. Day
                              Joseph T. Jordan, Jr.
                                Charles T. Manatt
                                Matthew F. Sauer

                                    OFFICERS
                         Larry D. Coats, Jr., President
                        Matthew F. Sauer, Vice President
                        Robert G. Dorsey, Vice President
                            Mark J. Seger, Treasurer
                           John F. Splain, Secretary

This report is for the information of the shareholders of the Oak Value Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-622-2474, or on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)): Attached hereto


(b) Certifications required by Rule 30a-2(b) under the Act (17CFR 270.30a-2(b)):
Attached hereto





Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)            Oak Value Trust
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Larry D. Coats, Jr.
                           -----------------------------------------------------
                           Larry D. Coats, Jr., President

Date   March 5, 2004
     -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Larry D. Coats, Jr.
                           -----------------------------------------------------
                           Larry D. Coats, Jr., President

Date   March 5, 2004
     -------------------------


By (Signature and Title)*  /s/ Mark J. Seger
                           -----------------------------------------------------
                           Mark J. Seger, Treasurer

Date   March 5, 2004
     -------------------------

* Print the name and title of each signing officer under his or her signature.